Segment Results - Corporate Divisions - Private Bank (Detail) - Private Bank [Member] - EUR (€) € in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Net revenues [Abstract]
Private Bank Germany		€ 1,535	€ 1,326	[1]	€ 3,085	€ 2,683	[1]
International Private Bank		865	834	[1]	1,752	1,696	[1]
Premium Banking		257	232	[1]	499	477	[1]
Wealth Management and Bank for Entrpreneurs		608	602	[1]	1,253	1,220	[1]
Total net revenues		2,400	2,160	[1]	4,838	4,380	[1]
Of which [Abstract]
Net interest income		1,543	1,274	[1]	3,075	2,457	[1]
Commission and fee income		724	783	[1]	1,501	1,740	[1]
Remaining income		132	102	[1]	262	182	[1]
Provision for credit losses		147	96	[1]	413	197	[1]
Noninterest expenses [Abstract]
Compensation and benefits		716	700	[1]	1,405	1,383	[1]
General and administrative expenses		1,231	986	[1]	2,433	2,074	[1]
Impairment of goodwill and other intangible assets		0	0	[1]	0	0	[1]
Restructuring activities		135	(35)	[1]	135	(80)	[1]
Total noninterest expenses		2,082	1,652	[1]	3,973	3,377	[1]
Noncontrolling interests		0	0	[1]	0	0	[1]
Profit (loss) before tax		171	412	[1]	452	805	[1]
Total assets	[2],[3]	330,000	330,000	[1]	330,000	330,000	[1]
Risk-weighted assets (RWA)		87,000	88,000		87,000	88,000
of which, operational risk RWA		8,000	7,000		8,000	7,000
Leverage exposure		341,000	341,000		341,000	341,000
Deposits		307,000	319,000		307,000	319,000
Loans gross of allowances for loan losses	[2]	263,000	264,000	[1]	263,000	264,000	[1]
Assets under Management	[2],[4]	541,000	529,000	[1]	541,000	529,000	[1]
Net flows		€ 7,000	€ 7,000	[1]	€ 13,000	€ 17,000	[1]
Cost Income Ratio		86.80%	76.50%	[1]	82.10%	77.10%	[1]
Post tax return on average shareholders equity		2.60%	7.90%		3.70%	7.80%
Post tax return on average tangible shareholders equity		2.80%	8.60%		4.00%	8.50%

[1]	Prior year’s comparatives aligned to presentation in the current year
[2]	As of quarter-end
[3]	Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances
[4]	The Group defines assets under management as (a) assets held on behalf of customers for investment purposes and/or (b) client assets that are managed by the bank; assets under management are managed on a discretionary or advisory basis, or these assets are deposited with the bank; deposits are considered assets under management if they serve investment purposes; in the Private Bank Germany and Premium Banking, this includes term deposits and savings deposits; in Wealth Management & Bank for Entrepreneurs, it is assumed that all customer deposits are held with the bank primarily for investment purposes